Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.87%
Communication Services - 4.89%
Advantage Solutions,
Inc.*+ 850,000 $ 1,300,500
AMC Networks, Inc.,
Class A* 100,000 824,000
Angi, Inc.* 106,000 1,723,560
ATN International, Inc. 34,600 517,962
Bandwidth, Inc.,
Class A* 50,000 833,500
Bumble, Inc., Class A* 292,000 1,778,280
Cable One, Inc.+ 15,000 2,655,750
Cars.com, Inc.* 165,000 2,016,300
comScore, Inc.* 15,000 130,950
Creative Realities, Inc.* 10,000 22,900
DHI Group, Inc.* 56,800 157,904
Entravision
Communications
Corp., Class A 310,800 724,164
EW Scripps Co. (The),
Class A* 226,300 556,698
Gaia, Inc.* 77,000 455,840
Gray Media, Inc.+ 221,100 1,277,958
Harte Hanks, Inc.* 7,700 28,567
Liberty Latin America,
Ltd., Class A* 100,000 829,000
Liberty Latin America,
Ltd., Class C* 526,500 4,443,660
Marcus Corp. (The) 168,000 2,605,680
Nexxen International,
Ltd.*+ 219,940 2,034,445
Playstudios, Inc.* 75,000 72,195
Saga Communications,
Inc., Class A 24,991 310,888
Scholastic Corp.+ 77,750 2,128,795
Shenandoah
Telecommunications
Co.+ 125,000 1,677,500
Sphere Entertainment
Co.*+ 150,000 9,318,000
Taboola.com, Ltd.* 917,500 3,128,675
Teads Holding Co.* 249,466 411,619
TEGNA, Inc. 50,000 1,016,500
Telephone and Data
Systems, Inc. 247,800 9,723,672
Townsquare Media, Inc.,
Class A 69,900 469,728
Ziff Davis, Inc.*+ 95,000 3,619,500
56,794,690
Consumer Discretionary - 15.24%
1-800-Flowers.com, Inc.,
Class A*+ 216,400 995,440
Industry Company Shares Value
Consumer Discretionary (continued)
Abercrombie & Fitch
Co., Class A* 15,600 $ 1,334,580
Adient PLC* 255,000 6,140,400
Advance Auto Parts,
Inc.+ 175,000 10,745,000
aka Brands Holding
Corp.* 1,000 9,650
Alliance Entertainment
Holding Corp.* 22,200 151,182
A-Mark Precious Metals,
Inc. 60,000 1,552,200
AMCON Distributing
Co. 2,450 278,712
American Axle &
Manufacturing
Holdings, Inc.*+ 313,996 1,887,116
American Outdoor
Brands, Inc.* 49,500 429,660
American Public
Education, Inc.* 61,100 2,411,617
Ark Restaurants Corp.* 8,500 60,350
Arko Corp.+ 300,000 1,371,000
Bassett Furniture
Industries, Inc. 21,900 342,516
Beazer Homes USA,
Inc.* 2,300 56,465
Biglari Holdings, Inc.,
Class B*+ 6,200 2,006,630
Caleres, Inc.+ 78,200 1,019,728
Century Communities,
Inc. 75,800 4,803,446
China Automotive
Systems, Inc.*+ 136,350 642,208
Crown Crafts, Inc. 75,850 220,724
Dana, Inc. 519,276 10,406,291
Designer Brands, Inc.,
Class A+ 119,500 423,030
Destination XL Group,
Inc.* 94,544 123,853
Duluth Holdings, Inc.,
Class B* 78,304 306,169
El Pollo Loco Holdings,
Inc.* 158,300 1,535,510
Escalade, Inc. 23,200 291,624
Flanigan's Enterprises,
Inc. 14,000 446,320
Flexsteel Industries, Inc. 20,159 934,370
Fossil Group, Inc.* 38,500 98,945
Funko, Inc., Class A*+ 185,000 636,400
Genesco, Inc.* 35,700 1,034,943
GigaCloud Technology,
Inc., Class A*+ 108,700 3,087,080

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
G-III Apparel Group,
Ltd.* 187,500 $ 4,989,375
Good Times
Restaurants, Inc.* 106,000 173,840
Goodyear Tire & Rubber
Co. (The)*+ 817,592 6,115,588
Hamilton Beach Brands
Holding Co., Class A 44,900 645,213
Haverty Furniture Cos.,
Inc. 74,400 1,631,592
Holley, Inc.*+ 261,300 820,482
Hovnanian Enterprises,
Inc., Class A* 23,500 3,019,515
JAKKS Pacific, Inc. 62,300 1,166,879
Johnson Outdoors, Inc.,
Class A 1,959 79,124
Kohl's Corp.+ 280,000 4,303,600
Lands' End, Inc.* 38,539 543,400
Latham Group, Inc.* 402,300 3,061,503
LCI Industries 68,828 6,411,328
Legacy Housing Corp.* 3,331 91,636
Leggett & Platt, Inc. 125,000 1,110,000
Lifetime Brands, Inc. 50,766 196,464
Live Ventures, Inc.* 15,550 285,654
Lovesac Co. (The)* 51,000 863,430
MarineMax, Inc.*+ 56,400 1,428,612
Marriott Vacations
Worldwide Corp.+ 25,000 1,664,000
MasterCraft Boat
Holdings, Inc.* 26,600 570,836
Monro, Inc.+ 69,500 1,248,915
Motorcar Parts of
America, Inc.* 94,121 1,556,761
Movado Group, Inc. 45,000 853,650
Newell Brands, Inc. 1,034,338 5,419,931
OneWater Marine, Inc.,
Class A*+ 14,900 236,016
Outdoor Holding Co.* 281,200 416,176
Patrick Industries, Inc. 147 15,204
Penn Entertainment,
Inc.*+ 421,500 8,118,090
Perdoceo Education
Corp. 2,500 94,150
Petco Health & Wellness
Co., Inc.*+ 808,000 3,126,960
PetMed Express, Inc.* 25,000 62,750
Phinia, Inc. 149,000 8,564,520
Portillo's, Inc., Class A*+ 200,000 1,290,000
Rocky Brands, Inc. 27,200 810,288
Sally Beauty Holdings,
Inc.* 327,448 5,330,853
Shoe Carnival, Inc.+ 99,500 2,068,605
Industry Company Shares Value
Consumer Discretionary (continued)
Signet Jewelers, Ltd. 106,500 $ 10,215,480
Sportsman's Warehouse
Holdings, Inc.* 121,443 336,397
Standard Motor
Products, Inc. 81,600 3,330,912
Strattec Security Corp.* 16,012 1,089,777
Superior Group of Cos.,
Inc. 47,200 505,984
Target Hospitality
Corp.*+ 80,000 678,400
Tilly's, Inc., Class A*+ 1,600 3,296
Topgolf Callaway Brands
Corp.*+ 535,000 5,082,500
Traeger, Inc.* 432,300 527,406
Unifi, Inc.* 4,273 20,339
Universal Electronics,
Inc.* 20,560 95,810
Upbound Group, Inc. 133,000 3,142,790
Vera Bradley, Inc.* 55,622 111,800
Victoria's Secret & Co.*+ 282,448 7,665,639
Vince Holding Corp.* 41,263 137,818
Visteon Corp. 43,500 5,213,910
Weyco Group, Inc. 40,000 1,203,600
Winnebago Industries,
Inc. 67,981 2,273,285
Zumiez, Inc.* 51,028 1,000,659
176,803,901
Consumer Staples - 5.02%
Andersons, Inc. (The) 133,973 5,333,465
B&G Foods, Inc.+ 177,300 785,439
Central Garden & Pet
Co.*+ 28,000 914,200
Central Garden & Pet
Co., Class A* 193,192 5,704,960
Coffee Holding Co., Inc.* 1,000 4,570
Dole PLC 477,500 6,417,600
Edgewell Personal Care
Co. 101,500 2,066,540
Fresh Del Monte
Produce, Inc. 161,477 5,606,481
Grocery Outlet Holding
Corp.*+ 235,000 3,771,750
Hain Celestial Group,
Inc. (The)* 126,500 199,870
HF Foods Group, Inc.* 38,826 107,160
Ingles Markets, Inc.,
Class A 48,400 3,366,704
Medifast, Inc.*+ 15,366 210,053
Natural Alternatives
International, Inc.* 18,100 52,490

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Consumer Staples (continued)
Nu Skin Enterprises,
Inc., Class A 132,000 $ 1,609,080
Olaplex Holdings, Inc.* 1,429,000 1,871,990
Seneca Foods Corp.,
Class A* 20,900 2,255,946
Spectrum Brands
Holdings, Inc. 56,600 2,973,198
TreeHouse Foods, Inc.* 115,000 2,324,150
United Natural Foods,
Inc.* 241,900 9,100,278
USANA Health
Sciences, Inc.* 32,800 903,640
Village Super Market,
Inc., Class A 65,750 2,456,420
Weis Markets, Inc.+ 2,924 210,148
58,246,132
Energy - 11.84%
Amplify Energy Corp.* 124,600 654,150
Ardmore Shipping Corp. 141,400 1,678,418
Barnwell Industries, Inc.* 15,500 20,150
Bristow Group, Inc.* 109,333 3,944,735
Clean Energy Fuels
Corp.* 600,000 1,548,000
Crescent Energy Co.,
Class A+ 740,655 6,606,643
Delek US Holdings, Inc. 79,000 2,549,330
DHT Holdings, Inc. 569,500 6,805,525
Diversified Energy Co.
PLC 202,542 2,837,613
DMC Global, Inc.* 39,500 333,775
Dorian LPG, Ltd. 211,300 6,296,740
Drilling Tools
International Corp.* 71,741 165,004
Epsilon Energy, Ltd.+ 80,000 403,200
Forum Energy
Technologies, Inc.* 28,900 771,919
FutureFuel Corp. 106,900 414,772
Geospace Technologies
Corp.*+ 62,016 1,175,823
Gran Tierra Energy, Inc.* 100,000 435,000
Gulf Island Fabrication,
Inc.* 50,000 351,000
Gulfport Energy Corp.* 1,000 180,980
Helix Energy Solutions
Group, Inc.* 330,406 2,167,463
Helmerich & Payne,
Inc.+ 170,000 3,755,300
Innovex International,
Inc.*+ 174,800 3,240,792
International Seaways,
Inc.+ 160,459 7,393,951
Industry Company Shares Value
Energy (continued)
Kolibri Global Energy,
Inc.* 10,000 $ 55,500
Liberty Energy, Inc. 402,500 4,966,850
Mammoth Energy
Services, Inc.* 121,500 278,235
NACCO Industries, Inc.,
Class A 23,892 1,007,287
National Energy Services
Reunited Corp.* 237,100 2,432,646
Natural Gas Services
Group, Inc. 114,752 3,211,908
Navigator Holdings,
Ltd.+ 107,500 1,665,175
NCS Multistage
Holdings, Inc.* 10,000 510,600
Nordic American
Tankers, Ltd.+ 625,000 1,962,500
Northern Oil & Gas,
Inc.+ 50,000 1,240,000
Oil States International,
Inc.* 245,700 1,488,942
Peabody Energy Corp.+ 380,000 10,077,600
PrimeEnergy Resources
Corp.*+ 3,050 509,442
ProFrac Holding Corp.,
Class A*+ 457,500 1,692,750
ProPetro Holding Corp.* 227,500 1,192,100
Ranger Energy Services,
Inc., Class A 113,850 1,598,454
REX American
Resources Corp.* 151,800 4,648,116
Ring Energy, Inc.*+ 398,266 434,110
RPC, Inc.+ 522,000 2,484,720
SandRidge Energy, Inc. 90,550 1,021,404
Scorpio Tankers, Inc. 30,000 1,681,500
Seadrill, Ltd.* 168,553 5,091,986
Select Water Solutions,
Inc. 381,300 4,076,097
SFL Corp., Ltd.+ 550,000 4,141,500
Smart Sand, Inc. 220,500 471,870
Summit Midstream
Corp.*+ 28,000 575,120
Talos Energy, Inc.* 431,179 4,135,007
Teekay Corp., Ltd. 540,000 4,417,200
Teekay Tankers, Ltd.,
Class A 147,000 7,430,850
TETRA Technologies,
Inc.* 400,000 2,300,000
US Energy Corp.* 27,000 31,860
VAALCO Energy, Inc.+ 472,200 1,898,244

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
World Kinect Corp. 188,000 $ 4,878,600
137,338,456
Financials - 32.80%
1st Source Corp. 69,800 4,296,888
Acacia Research
Corp.*+ 45,000 146,250
ACNB Corp. 51,400 2,263,656
Alerus Financial Corp. 9,750 215,865
Amalgamated Financial
Corp. 94,930 2,577,349
Ambac Financial Group,
Inc.* 85,000 708,900
Amerant Bancorp, Inc. 100,000 1,927,000
American Coastal
Insurance Corp. 25,000 284,750
AmeriServ Financial, Inc. 77,900 225,910
Ames National Corp. 6,008 121,482
Associated Capital
Group, Inc., Class A 1,000 33,530
Atlanticus Holdings
Corp.* 8,410 492,658
Auburn National
BanCorp, Inc. 12,000 325,320
Banc of California, Inc. 287,500 4,758,125
Banco Latinoamericano
de Comercio Exterior
SA, Class E 108,400 4,983,148
Bank of Marin Bancorp 15,047 365,341
Bank of NT Butterfield &
Son, Ltd. (The) 35,000 1,502,200
Bank of the James
Financial Group, Inc. 13,000 202,800
BankUnited, Inc. 180,964 6,905,586
Bankwell Financial
Group, Inc. 15,000 663,750
Banner Corp. 83,127 5,444,819
Bar Harbor Bankshares 50,966 1,552,424
BayCom Corp. 27,913 802,499
BCB Bancorp, Inc. 42,000 364,560
Beacon Financial Corp. 199,000 4,718,290
Blue Ridge Bankshares,
Inc.* 21,237 89,833
Bread Financial
Holdings, Inc. 111,500 6,218,355
Bridgewater
Bancshares, Inc.* 57,500 1,012,000
Burke & Herbert
Financial Services
Corp. 3,600 222,084
Business First
Bancshares, Inc. 85,800 2,025,738
Industry Company Shares Value
Financials (continued)
BV Financial, Inc.*+ 3,000 $ 48,360
Byline Bancorp, Inc. 149,800 4,153,954
C&F Financial Corp. 13,600 913,920
California BanCorp* 47,700 795,636
Camden National Corp. 28,000 1,080,520
Capital Bancorp, Inc. 73,950 2,359,005
Capital City Bank
Group, Inc. 37,172 1,553,418
Carter Bankshares, Inc.* 44,385 861,513
CB Financial Services,
Inc.+ 20,400 677,484
Central Pacific Financial
Corp. 67,000 2,032,780
CF Bankshares, Inc. 19,000 455,050
Chemung Financial
Corp. 19,500 1,024,140
ChoiceOne Financial
Services, Inc.+ 28,500 825,360
Citizens & Northern
Corp. 15,500 307,055
Citizens Community
Bancorp, Inc. 52,500 843,675
Citizens Financial
Services, Inc. 2,472 149,012
Citizens, Inc.*+ 169,500 889,875
Civista Bancshares, Inc. 32,523 660,542
CNB Financial Corp.+ 102,505 2,480,621
Colony Bankcorp, Inc. 56,010 952,730
Community Trust
Bancorp, Inc. 60,000 3,357,000
Community West
Bancshares 14,930 311,141
ConnectOne Bancorp,
Inc. 124,214 3,081,749
Consumer Portfolio
Services, Inc.* 146,650 1,107,207
Customers Bancorp,
Inc.* 20,000 1,307,400
Dime Community
Bancshares, Inc. 79,112 2,359,911
Donegal Group, Inc.,
Class A 46,175 895,333
Eagle Bancorp Montana,
Inc. 21,000 362,670
Eagle Bancorp, Inc. 70,070 1,416,815
Employers Holdings, Inc. 55,000 2,336,400
Encore Capital Group,
Inc.* 67,500 2,817,450
Enova International, Inc.* 67,407 7,757,872
Enterprise Financial
Services Corp. 110,400 6,400,992
Equity Bancshares, Inc.,
Class A 80,000 3,256,000

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
EZCORP, Inc.,
Class A*+ 341,706 $ 6,506,082
Farmers & Merchants
Bancorp, Inc. 4,530 113,295
Farmers National Banc
Corp. 10,968 158,049
Federal Agricultural
Mortgage Corp.,
Class C 26,600 4,468,268
Fidelis Insurance
Holdings, Ltd. 292,000 5,299,800
Fidelity D&D Bancorp,
Inc. 2,000 87,660
Financial Institutions, Inc. 70,000 1,904,000
Finwise Bancorp*+ 30,700 595,273
First Bancorp, Inc. (The) 1,000 26,260
First Bank 85,230 1,388,397
First Busey Corp. 272,853 6,316,547
First Business Financial
Services, Inc. 35,400 1,814,604
First Capital, Inc. 15,035 688,603
First Community Corp. 2,000 56,440
First Financial Bancorp 258,318 6,522,529
First Financial Corp. 39,362 2,221,591
First Guaranty
Bancshares, Inc. 22,972 184,235
First Internet Bancorp 20,000 448,600
First Merchants Corp. 165,600 6,243,120
First Mid Bancshares,
Inc. 51,500 1,950,820
First National Corp.+ 30,800 698,544
First Northwest Bancorp 11,787 92,764
First Savings Financial
Group, Inc. 20,700 650,601
First United Corp. 29,176 1,072,802
First US Bancshares,
Inc. 6,468 80,009
First Western Financial,
Inc.* 12,500 287,813
Firstsun Capital
Bancorp* 32,597 1,264,438
Flushing Financial Corp. 48,497 669,744
Franklin Financial
Services Corp. 30,700 1,412,200
FS Bancorp, Inc. 39,000 1,556,880
FVCBankcorp, Inc. 42,499 551,212
Great Elm Group, Inc.* 4,500 11,025
Great Southern
Bancorp, Inc. 3,000 183,750
Green Dot Corp.,
Class A* 131,000 1,759,330
Industry Company Shares Value
Financials (continued)
Greenlight Capital Re,
Ltd., Class A* 48,500 $ 615,950
Guaranty Bancshares,
Inc. 3,000 146,250
Hamilton Insurance
Group, Ltd., Class B* 286,500 7,105,200
Hanmi Financial Corp. 68,558 1,692,697
Hanover Bancorp, Inc. 13,924 312,594
Hawthorn Bancshares,
Inc.+ 28,404 881,660
Hennessy Advisors, Inc. 7,000 73,710
Heritage Commerce
Corp. 132,464 1,315,368
Heritage Financial Corp. 122,500 2,963,275
Heritage Insurance
Holdings, Inc.* 97,100 2,444,978
Hilltop Holdings, Inc. 163,700 5,470,854
Home Bancorp, Inc. 30,494 1,656,587
HomeTrust Bancshares,
Inc. 42,500 1,739,950
Hope Bancorp, Inc. 313,300 3,374,241
Horace Mann Educators
Corp. 142,000 6,414,140
Horizon Bancorp, Inc. 112,667 1,803,799
Independent Bank Corp. 70,625 4,885,131
Investar Holding Corp. 43,000 998,030
Investors Title Co. 494 132,308
James River Group
Holdings, Ltd. 2,000 11,100
Kearny Financial Corp. 136,462 896,555
Landmark Bancorp, Inc. 18,592 496,220
LCNB Corp. 43,600 653,564
LendingTree, Inc.* 5,000 323,650
LINKBANCORP, Inc. 66,000 470,580
Live Oak Bancshares,
Inc. 55,419 1,951,857
Magyar Bancorp, Inc. 1,000 17,070
MainStreet Bancshares,
Inc. 22,980 478,673
Medallion Financial
Corp. 54,659 552,056
Mercantile Bank Corp. 47,300 2,128,500
Meridian Corp. 43,800 691,602
Metrocity Bankshares,
Inc. 9,291 257,268
Metropolitan Bank
Holding Corp. 23,300 1,743,306
Mid Penn Bancorp, Inc.+ 26,603 761,910
Middlefield Banc Corp. 30,000 900,300
Midland States Bancorp,
Inc. 43,200 740,448

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
MidWestOne Financial
Group, Inc. 49,260 $ 1,393,565
MVB Financial Corp. 32,600 816,956
National Bank Holdings
Corp., Class A 30,000 1,159,200
Navient Corp. 430,000 5,654,500
NB Bancorp, Inc. 35,000 617,750
NBT Bancorp, Inc. 7,280 304,013
NI Holdings, Inc.* 50,000 678,000
Northeast Community
Bancorp, Inc. 53,139 1,093,069
Northfield Bancorp, Inc. 101,800 1,201,240
Northwest Bancshares,
Inc. 393,100 4,870,509
Oak Valley Bancorp 27,037 761,632
OceanFirst Financial
Corp. 125,323 2,201,925
OFG Bancorp 40,000 1,739,600
Ohio Valley Banc Corp. 15,700 580,586
Old Second Bancorp,
Inc. 132,603 2,292,043
Onity Group, Inc.* 42,501 1,698,340
OP Bancorp 91,900 1,279,248
Oportun Financial Corp.* 50,000 308,500
Oppenheimer Holdings,
Inc., Class A 26,993 1,995,053
OptimumBank Holdings,
Inc.* 15,000 61,500
Origin Bancorp, Inc. 63,222 2,182,423
Parke Bancorp, Inc. 47,099 1,014,983
Pathfinder Bancorp, Inc. 10,200 157,488
Pathward Financial, Inc. 884 65,425
Paysafe, Ltd.*+ 122,178 1,578,540
PCB Bancorp 58,600 1,230,600
Peapack-Gladstone
Financial Corp. 43,894 1,211,474
Peoples Bancorp of
North Carolina, Inc. 25,617 785,417
Peoples Bancorp, Inc. 126,770 3,801,832
Peoples Financial
Services Corp. 22,900 1,113,169
Plumas Bancorp 2,000 86,280
Primis Financial Corp. 31,600 332,116
Princeton Bancorp, Inc. 32,480 1,034,163
PROG Holdings, Inc. 69,500 2,249,020
Provident Financial
Holdings, Inc. 26,600 418,950
Provident Financial
Services, Inc. 237,631 4,581,526
QCR Holdings, Inc. 53,000 4,008,920
RBB Bancorp 65,883 1,235,965
Industry Company Shares Value
Financials (continued)
Red River Bancshares,
Inc. 1,907 $ 123,612
Regional Management
Corp. 56,100 2,185,656
Renasant Corp. 197,680 7,292,415
Repay Holdings Corp.* 170,000 889,100
Republic Bancorp, Inc.,
Class A 49,362 3,566,405
Rhinebeck Bancorp, Inc.* 15,000 170,400
Richmond Mutual
BanCorp, Inc.+ 11,300 160,573
Riverview Bancorp, Inc. 119,500 641,715
S&T Bancorp, Inc. 149,601 5,623,502
SB Financial Group, Inc. 35,490 684,602
Security National
Financial Corp.,
Class A* 79,071 685,546
Shore Bancshares, Inc. 95,510 1,567,319
Sierra Bancorp 53,000 1,532,230
Simmons First National
Corp., Class A 307,800 5,900,526
SiriusPoint, Ltd.* 494,455 8,944,691
SmartFinancial, Inc. 56,500 2,018,745
South Plains Financial,
Inc. 89,700 3,466,905
Southern First
Bancshares, Inc.* 19,038 839,957
Southern Missouri
Bancorp, Inc. 11,000 578,160
Southside Bancshares,
Inc. 19,500 550,875
Stellar Bancorp, Inc. 104,200 3,161,428
Summit State Bank 21,000 250,110
SWK Holdings Corp. 30,405 442,393
Third Coast Bancshares,
Inc.* 58,000 2,202,260
Timberland Bancorp, Inc. 47,900 1,594,112
Tiptree, Inc. 90,000 1,725,300
TrustCo Bank Corp. NY 46,680 1,694,484
Trustmark Corp. 35,500 1,405,800
UMB Financial Corp. 1,005 118,942
Union Bankshares, Inc. 139 3,442
United Bancorp, Inc. 8,400 117,348
United Fire Group, Inc. 77,000 2,342,340
United Security
Bancshares 50,000 466,500
Unity Bancorp, Inc. 43,867 2,143,780
Universal Insurance
Holdings, Inc. 91,617 2,409,527
Univest Financial Corp. 100,137 3,006,113
US Global Investors,
Inc., Class A 46,500 127,875

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Velocity Financial, Inc.* 1,998 $ 36,244
Veritex Holdings, Inc. 139,380 4,673,411
WaFd, Inc. 192,252 5,823,313
Waterstone Financial,
Inc. 44,500 694,200
WesBanco, Inc. 198,240 6,329,803
West BanCorp, Inc. 10,000 203,200
Western New England
Bancorp, Inc. 74,897 899,513
Westwood Holdings
Group, Inc. 26,452 436,193
World Acceptance
Corp.* 20,100 3,399,714
380,596,165
Health Care - 4.29%
AdaptHealth Corp.* 383,400 3,431,430
American Shared
Hospital Services* 8,500 23,800
Amphastar
Pharmaceuticals, Inc.* 109,142 2,908,634
Ardent Health, Inc.*+ 219,833 2,912,787
Avanos Medical, Inc.* 97,117 1,122,673
Aytu BioPharma, Inc.* 1,500 2,820
CareCloud, Inc.* 130,300 418,263
Castle Biosciences, Inc.* 79,000 1,798,830
Claritev Corp.* 2 106
DocGo, Inc.* 250,000 340,000
Enhabit, Inc.* 190,179 1,523,334
FONAR Corp.* 30,300 456,318
Kiora Pharmaceuticals,
Inc.* 2,000 5,600
Monte Rosa
Therapeutics, Inc.*+ 190,000 1,407,900
OraSure Technologies,
Inc.* 15,000 48,150
Owens & Minor, Inc.* 173,600 833,280
Pacira BioSciences,
Inc.*+ 129,300 3,332,061
Pediatrix Medical Group,
Inc.* 265,000 4,438,750
Premier, Inc., Class A 312,400 8,684,720
Puma Biotechnology,
Inc.* 68,000 361,080
QuidelOrtho Corp.*+ 200,000 5,890,000
Retractable
Technologies, Inc.* 9,430 7,940
Select Medical Holdings
Corp. 288,625 3,705,945
Spero Therapeutics, Inc.* 50,000 94,000
Tactile Systems
Technology, Inc.* 57,500 795,800
Industry Company Shares Value
Health Care (continued)
Teladoc Health, Inc.*+ 523,500 $ 4,046,655
Vanda Pharmaceuticals,
Inc.* 100 499
Varex Imaging Corp.* 99,200 1,230,080
Voyager Therapeutics,
Inc.* 600 2,802
49,824,257
Industrials - 14.97%
ACCO Brands Corp. 261,300 1,042,587
Air Industries Group* 9 28
Alight, Inc., Class A 1,295,095 4,222,010
Allegiant Travel Co.*+ 70,200 4,266,054
Alpha Pro Tech, Ltd.* 39,124 187,208
Ameresco, Inc.,
Class A*+ 146,472 4,918,530
American Woodmark
Corp.* 83,400 5,567,784
Atkore, Inc. 101,400 6,361,836
Avalon Holdings Corp.,
Class A* 16,900 44,070
AZZ, Inc. 1,600 174,608
BGSF, Inc.* 45,100 320,210
BlueLinx Holdings, Inc.* 45,000 3,288,600
BrightView Holdings,
Inc.* 454,500 6,090,300
Broadwind, Inc.* 5,000 10,500
Caesarstone, Ltd.* 58,177 92,501
CBAK Energy
Technology, Inc.* 285,000 255,018
Civeo Corp. 67,255 1,546,865
Columbus McKinnon
Corp. 75,000 1,075,500
CompX International,
Inc. 1,000 23,400
Concrete Pumping
Holdings, Inc. 263,000 1,854,150
Conduent, Inc.* 527,785 1,477,798
Costamare Bulkers
Holdings, Ltd.* 59,800 859,326
Costamare, Inc. 443,300 5,279,703
Covenant Logistics
Group, Inc. 170,800 3,699,528
Custom Truck One
Source, Inc.*+ 35,000 224,700
Deluxe Corp. 187,000 3,620,320
DLH Holdings Corp.*+ 23,291 131,594
DNOW, Inc.* 410,000 6,252,500
Eastern Co. (The) 19,601 459,839
Ennis, Inc. 9,900 180,972
Enviri Corp.* 387,580 4,918,390

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Genco Shipping &
Trading, Ltd.+ 180,900 $ 3,220,020
Gencor Industries, Inc.* 4,219 61,724
Great Lakes Dredge &
Dock Corp.* 196,000 2,350,040
Greenbrier Cos., Inc.
(The) 137,000 6,325,290
Greenland Technologies
Holding Corp.* 5,000 6,600
Heartland Express, Inc.+ 187,116 1,568,032
Heidrick & Struggles
International, Inc. 18,000 895,860
Himalaya Shipping, Ltd. 400 3,292
Hudson Technologies,
Inc.* 15,000 148,950
Hurco Cos., Inc.* 13,129 228,445
Hyster-Yale, Inc. 28,000 1,032,080
JELD-WEN Holding,
Inc.* 146,200 717,842
JetBlue Airways Corp.*+ 1,057,500 5,202,900
Kelly Services, Inc.,
Class A 84,383 1,107,105
Kennametal, Inc. 243,500 5,096,455
L B Foster Co., Class A* 19,000 512,050
Luxfer Holdings PLC 75,100 1,043,890
Manitowoc Co., Inc.
(The)* 130,000 1,301,300
ManpowerGroup, Inc. 79,000 2,994,100
Mastech Digital, Inc.* 1,000 7,624
Masterbrand, Inc.*+ 395,000 5,202,150
Mayville Engineering
Co., Inc.* 97,810 1,345,866
MillerKnoll, Inc. 167,000 2,962,580
Mistras Group, Inc.* 137,050 1,348,572
MRC Global, Inc.* 309,000 4,455,780
NL Industries, Inc. 66,962 411,816
NPK International, Inc.* 250,000 2,827,500
NWPX Infrastructure,
Inc.* 40,000 2,117,200
PAMT Corp.* 94,220 1,074,108
Pangaea Logistics
Solutions, Ltd.+ 296,300 1,505,204
Park-Ohio Holdings
Corp. 22,484 477,560
Perma-Pipe International
Holdings, Inc.*+ 14,000 328,020
Preformed Line Products
Co.+ 1,000 196,150
Proto Labs, Inc.* 1,000 50,030
Quanex Building
Products Corp. 126,700 1,801,674
Safe Bulkers, Inc. 542,100 2,406,924
Industry Company Shares Value
Industrials (continued)
SkyWest, Inc.* 28,696 $ 2,887,392
Sun Country Airlines
Holdings, Inc.* 198,800 2,347,828
Titan International, Inc.*+ 189,200 1,430,352
Titan Machinery, Inc.*+ 75,000 1,255,500
Trinity Industries, Inc. 242,500 6,799,700
TTEC Holdings, Inc.* 12,000 40,320
Tutor Perini Corp.* 166,500 10,920,735
Twin Disc, Inc. 5,000 69,700
Ultralife Corp.* 12,500 85,250
Universal Logistics
Holdings, Inc.+ 79,309 1,859,003
V2X, Inc.* 114,586 6,656,301
Vestis Corp. 100,000 453,000
Virco Mfg. Corp. 35,400 274,350
Wabash National Corp. 87,700 865,599
Werner Enterprises,
Inc.+ 151,159 3,978,505
Willis Lease Finance
Corp.+ 21,593 2,960,184
173,664,881
Information Technology - 4.15%
Alpha & Omega
Semiconductor, Ltd.* 20,000 559,200
Amtech Systems, Inc.* 49,200 455,592
AstroNova, Inc.* 1,274 13,046
Benchmark Electronics,
Inc. 133,790 5,157,604
Data Storage Corp.* 2,266 9,789
Eastman Kodak Co.*+ 298,000 1,910,180
Key Tronic Corp.* 35,100 125,307
Kimball Electronics, Inc.* 77,200 2,305,192
Methode Electronics,
Inc. 62,500 471,875
NETGEAR, Inc.* 132,900 4,304,631
NetScout Systems, Inc.* 198,000 5,114,340
NetSol Technologies,
Inc.* 2,500 11,875
Photronics, Inc.* 166,050 3,810,848
Richardson Electronics,
Ltd. 25,800 252,582
ScanSource, Inc.* 104,301 4,588,201
Synchronoss
Technologies, Inc.* 2,000 12,160
Taitron Components,
Inc., Class A 10,000 24,800
Trio-Tech International* 21,800 129,274
TTM Technologies, Inc.* 85,270 4,911,552
Verint Systems, Inc.* 150,000 3,037,500
Viasat, Inc.*+ 325,000 9,522,500

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Vishay Precision Group,
Inc.* 5,000 $ 160,250
WidePoint Corp.* 11,000 54,395
Xerox Holdings Corp.+ 310,500 1,167,480
48,110,173
Materials - 5.83%
AdvanSix, Inc. 70,000 1,356,600
Alto Ingredients, Inc.* 184,500 199,260
Ampco-Pittsburgh Corp.* 25,000 57,250
Ascent Industries Co.* 36,100 464,968
Caledonia Mining Corp.
PLC 41,900 1,517,199
Clearwater Paper Corp.* 46,650 968,454
Constellium SE* 272,500 4,054,800
Core Molding
Technologies, Inc.* 37,900 778,845
Ecovyst, Inc.*+ 286,875 2,513,025
Ferroglobe PLC+ 552,700 2,514,785
Friedman Industries, Inc. 20,300 444,469
Intrepid Potash, Inc.* 46,856 1,432,857
Kaiser Aluminum Corp. 51,434 3,968,647
Koppers Holdings, Inc. 60,953 1,706,684
Kronos Worldwide, Inc. 800 4,592
LSB Industries, Inc.*+ 250,400 1,973,152
Magnera Corp.*+ 3,846 45,075
Mativ Holdings, Inc. 140,000 1,583,400
McEwen, Inc.*+ 170,000 2,907,000
Mercer International, Inc. 134,213 386,533
O-I Glass, Inc.* 446,200 5,787,214
Olympic Steel, Inc. 47,267 1,439,280
Ramaco Resources, Inc.,
Class A+ 1,400 46,466
Ramaco Resources, Inc.,
Class B+ 52 876
Ranpak Holdings Corp.* 290,700 1,633,734
Rayonier Advanced
Materials, Inc.* 246,091 1,776,777
Ryerson Holding Corp.+ 100,000 2,286,000
Stepan Co. 50,321 2,400,312
SunCoke Energy, Inc. 497,700 4,061,232
Sylvamo Corp. 85,898 3,798,410
Tronox Holdings PLC 333,000 1,338,660
Valhi, Inc. 93,527 1,475,856
Warrior Met Coal, Inc.+ 126,992 8,081,771
Worthington Steel, Inc. 154,000 4,680,060
67,684,243
Real Estate - 0.49%
AMREP Corp.* 52,000 1,243,840
Industry Company Shares Value
Real Estate (continued)
Anywhere Real Estate,
Inc.* 335,000 $ 3,547,650
RE/MAX Holdings, Inc.,
Class A* 91,400 861,902
Transcontinental Realty
Investors, Inc.* 1,400 64,582
5,717,974
Utilities - 0.35%
Hallador Energy Co.* 205,000 4,011,850
TOTAL COMMON STOCKS - 99.87% 1,158,792,722
(Cost $924,929,415)
.
Preferred Stock - 0.00%
Air T Funding, 8.00% 221 4,202
TOTAL PREFERRED STOCK - 0.00% 4,202
(Cost $4,597)
.
Rights - 0.01%
Pineapple Holdings,
Inc., CVR*
∆
#+++ 5,000 300
Resolute Forest
Products, Inc., CVR,
expiring 12/31/49*
∆
# 335,500 50,325
TOTAL RIGHTS - 0.01% 50,625
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.15%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.04% 1,718,843
1,718,843
TOTAL MONEY MARKET FUND - 0.15% 1,718,843
(Cost $1,718,843)

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 0.75%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.09% 8,753,701
$ 8,753,701
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 0.75% 8,753,701
(Cost $8,753,701)
TOTAL INVESTMENTS
-
100.78%
$ 1,169,320,093
(Cost $935,406,556)
Liabilities in Excess of Other Assets - (0.78%) (9,059,122)
NET ASSETS - 100.00% $ 1,160,260,971
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2025.
^ Rate disclosed as of September 30, 2025.
∆ Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $50,625, which is 0.01% of total net assets.
+ This security or a portion of the security is out on loan as of
September 30, 2025. Total loaned securities had a value of
$145,842,915 as of September 30, 2025.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 1,158,792,722 $ – $ – $ 1,158,792,722
Preferred Stock – 4,202 – 4,202
Rights – – 50,625 50,625
Money Market Fund 1,718,843 – – 1,718,843
Investments Purchased With Cash Proceeds From Securities
Lending 8,753,701 – – 8,753,701
TOTAL
$1,169,265,266 $4,202 $50,625 $1,169,320,093
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2025 $ 97,595
Purchases/Issuances –
Sales/Expirations –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) (46,970)
Transfers in –
Transfers out –
Balance as of 09/30/2025 $ 50,625
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2025 $ (46,970)